Intangibles (Movements in maintenance rights) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 794,798
Maintenance rights at end of period	642,825	$ 794,798
Maintenance Rights
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	794,798	1,088,246
EOL and MR contract maintenance rights expense	(45,655)	(76,611)
MR contract maintenance rights write-off due to maintenance liability release	(35,897)	(19,848)
EOL contract maintenance rights write-off due to cash receipt	(51,463)	(148,289)
EOL and MR contract maintenance rights write-off due to sale of aircraft and impairment	(18,958)	(48,700)
Maintenance rights at end of period	$ 642,825	$ 794,798